Psyence Labs Ltd. Investment and Investment in Associate (Details) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 25, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Feb. 11, 2026	Aug. 15, 2025	Jul. 03, 2025	Apr. 15, 2025
Psyence Labs Ltd. Investment and Investment in Associate [Line Items]
Number of shares issued (in Shares)		94	2,439	2,439	94
Consideration of shares (in Shares)		5,695
Fair value of shares issued		$ 722,033			$ 722,033
Fair value of investment			$ 5,172,000	$ 5,172,000
Third-party investor				1,724	745
Additional shares (in Shares)								1,750		250
Total consideration			$ 2,934,167	2,934,167				$ 3,500,000		$ 500,000
Acquisitions shares held (in Shares)								3,000
Percentage of outstanding shares								16.46%
Unrealized fair value gain				$ 427,000	22,967
Price per share (in Dollars per share)	$ 2.56		$ 24.61	$ 24.61			$ 4.3624
Fixed consideration amount							$ 5,000,000
Remeasured carrying amount				$ 5,172,000
Percentage of equity method post acquisition	27.93%
Net loss			$ (45,239)	$ (45,239)
Bottom of range [Member]
Psyence Labs Ltd. Investment and Investment in Associate [Line Items]
Percentage of ownership interest	16.46%
Top of range [Member]
Psyence Labs Ltd. Investment and Investment in Associate [Line Items]
Percentage of ownership interest	27.93%
Psyence Labs Ltd. [Member]
Psyence Labs Ltd. Investment and Investment in Associate [Line Items]
Number of shares issued (in Shares)		1,000			1,000				2,900
Fair value of investment		$ 745,000			$ 745,000
Third-party investor					$ 745
PBM [Member]
Psyence Labs Ltd. Investment and Investment in Associate [Line Items]
Number of shares issued (in Shares)							1,146,159
Common Shares [Member]
Psyence Labs Ltd. Investment and Investment in Associate [Line Items]
Number of shares issued (in Shares)		90,883	2,293,277	2,293,277	90,883
Price per share (in Dollars per share)			$ 17,895.14	$ 17,895.14
Common Shares [Member] | Psyence Labs Ltd. [Member]
Psyence Labs Ltd. Investment and Investment in Associate [Line Items]
Number of shares issued (in Shares)	1,146,159
Remeasurement of Previously Held Interest [Member]
Psyence Labs Ltd. Investment and Investment in Associate [Line Items]
Number of shares issued (in Shares)			3,000	3,000
Price per share (in Dollars per share)			$ 1,724	$ 1,724
Consideration Transferred for Additional Shares [Member]
Psyence Labs Ltd. Investment and Investment in Associate [Line Items]
Number of shares issued (in Shares)			2,900	2,900
Total consideration			$ 1,146,159	$ 1,146,159